Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories, gross		$ 126,100	$ 132,225
Less: excess of current cost over LIFO		(11,930)	(8,158)
Inventories, Net		114,170	124,067
Successor [Member]
Inventories, gross	$ 120,209
Less: excess of current cost over LIFO
Inventories, Net	120,209
Predecessor [Member]
Inventories, gross		126,100
Less: excess of current cost over LIFO		(11,930)
Inventories, Net		114,170
New Recreational Vehicles [Member]
Inventories, gross		89,668	91,152
New Recreational Vehicles [Member] | Successor [Member]
Inventories, gross	80,890
New Recreational Vehicles [Member] | Predecessor [Member]
Inventories, gross		89,668
Pre-owned Recreational Vehicles [Member]
Inventories, gross		31,378	36,642
Pre-owned Recreational Vehicles [Member] | Successor [Member]
Inventories, gross	34,676
Pre-owned Recreational Vehicles [Member] | Predecessor [Member]
Inventories, gross		31,378
Parts, Accessories and Other [Member]
Inventories, gross		5,054	$ 4,431
Parts, Accessories and Other [Member] | Successor [Member]
Inventories, gross	$ 4,643
Parts, Accessories and Other [Member] | Predecessor [Member]
Inventories, gross		$ 5,054